Options Outstanding and Options Exercisable (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Mar. 31, 2012 Yen 1 - 650 JPY (¥)	Mar. 31, 2012 Yen 1 - 650 USD ($) Year	Mar. 31, 2012 Yen 651 - 900 JPY (¥) Year	Mar. 31, 2012 Yen 651 - 900 USD ($) Year	Mar. 31, 2012 Yen 901 - 1,350 JPY (¥) Year	Mar. 31, 2012 Yen 901 - 1,350 USD ($) Year	Mar. 31, 2012 Yen 1,351 - 2,325 JPY (¥) Year	Mar. 31, 2012 Yen 1,351 - 2,325 USD ($) Year	Mar. 31, 2012 Yen 2,326 - 3,700 JPY (¥) Year	Mar. 31, 2012 Yen 2,326 - 3,700 USD ($) Year	Mar. 31, 2012 Yen 1 - 3,700 JPY (¥) Year	Mar. 31, 2012 Yen 1 - 3,700 USD ($) Year
Stockholders Equity Note [Line Items]
Exercise Prices, lower range	¥ 1		¥ 651		¥ 901		¥ 1,351		¥ 2,326		¥ 1
Exercise Prices, upper range	¥ 650		¥ 900		¥ 1,350		¥ 2,325		¥ 3,700		¥ 3,700
Options Outstanding, Number of shares		416,900		70,000		515,000		1,169,000		1,012,000		3,182,900
Options Outstanding, Weighted average exercise price	¥ 1	$ 0.01	¥ 673	$ 8.21	¥ 1,126	$ 13.73	¥ 2,043	$ 24.91	¥ 3,144	$ 38.34	¥ 1,947	$ 23.74
Options Outstanding, Intrinsic value	¥ 983,000	$ 11,988	¥ 118,000	$ 1,439	¥ 635,000	$ 7,744	¥ 370,000	$ 4,512	¥ 0	$ 0	¥ 2,106,000	$ 25,683
Options Outstanding, Weighted average remaining contractual life		7.2		0.3		1.3		3.8		3.9		3.8
Options Exercisable, Number of shares				70,000		515,000		1,169,000		1,012,000		2,766,000
Options Exercisable, Weighted average exercise price			¥ 673.00	$ 8.21	¥ 1,126.00	$ 13.73	¥ 2,043.00	$ 24.91	¥ 3,144.00	$ 38.34	¥ 2,240.00	$ 27.32
Options Exercisable, Intrinsic value			¥ 118,000	$ 1,439	¥ 635,000	$ 7,744	¥ 370,000	$ 4,513	¥ 0	$ 0	¥ 1,123,000	$ 13,695
Options Exercisable, Weighted average remaining contractual life			0.3		1.3		3.8		3.9		3.3